Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Future Minimum Lease Commitments Under Non-Cancelable Operating Leases
2013	$15,832
2014	14,912
2015	14,329
2016	12,352
2017	11,373
2018 and thereafter	43,807

$112,605